Costs of services and general and administrative costs - Summary of Operating Costs (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Costs of services and general and administrative costs include:
Staff costs	£ 3,685	£ 3,985
Establishment costs	219	242
Media pass-through costs	1,279	1,208
Other costs of services and general and administrative costs	1,259	1,369
Costs of services and general and administrative costs	6,442	6,804
Employee benefits expense non headline staff	4	77
Other pass-through costs	358	420
Other costs of services and general and administrative costs include:
Goodwill impairment	116	0
Amortisation and impairment of acquired intangible assets	32	57
Restructuring and transformation costs	£ 32	£ 131